Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2017
Registrant Name	DIREXION FUNDS
Central Index Key	0001040587
Amendment Flag	false
Document Creation Date	Dec. 22, 2017
Document Effective Date	Jan. 02, 2018
Prospectus Date	Jan. 02, 2018
DIREXION MONTHLY HIGH YIELD BULL 1.2X FUND | Investor Class
Prospectus:
Trading Symbol	DXHYX
Direxion Monthly NASDAQ-100(R) Bull 1.25X Fund | Investor Class
Prospectus:
Trading Symbol	DXNLX
Direxion Monthly NASDAQ-100(R) Bear 1.25X Fund | Investor Class
Prospectus:
Trading Symbol	DXNSX
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund | Investor Class
Prospectus:
Trading Symbol	DXLTX
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund | Investor Class
Prospectus:
Trading Symbol	DXSTX